ACQUISITIONS - Red Rock Gathering (Details) - Red Rock Gathering Company, LLC $ in Thousands	Mar. 18, 2014 USD ($)
Business Acquisition [Line Items]
Cost of acquired entity, purchase price	$ 307,941
Cost of acquired entity, cash paid	305,000
Liabilities incurred for acquisition	$ 2,900